BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
Disclosure of basis of presentation [Abstract]
BASIS OF PRESENTATION [Text Block]

2. BASIS OF PRESENTATION

(a) Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IFRS Accounting Standards").

These consolidated financial statements were authorized for issue by the Board of Directors on March 31, 2026.

(b) Basis of presentation

These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments that are measured at fair value.

(c) Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions, balances, revenues and expenses have been eliminated upon consolidation.

Subsidiaries are included in the consolidated financial statements from the date control is obtained until the date of disposition or until control ceases. Control exists when the Company has exposure or rights to variable returns from its involvement with an entity, and the ability to affect those returns through its power over the entity.

The consolidated financial statements of the Company include the following subsidiaries:

Subsidiary	Referred to as	Place of incorporation	Ownership interest	Principal activity
Goldsource Mines Inc.	"Goldsource"	Canada	100%	Parent company to EMGC.
Eagle Mountain Gold Corp.	"EMGC"	Canada	100%	Parent company to Stronghold.
Stronghold Guyana Inc.	"Stronghold"	Guyana	100%	Holds mineral interest in Guyana, exploration activities; and has a 98% interest in a joint arrangement with Kilroy Mining Inc to operate the Eagle Mountain Project.
Gold Belt, S.A.	"Gold Belt"	Nicaragua	100%	Holds mineral interest in Nicaragua, exploration activities.
Nicoz Resources, S.A.	"Nicoz"	Nicaragua	100%	Gold production. Holds mineral interest in Nicaragua, San Albino and Las Conchitas deposits and exploration activities.
Mako US Corp.	"Mako US"	United States	100%	Service company and parent company to EGA.
EG Acquisition LLC	"EGA"	United States	100%	Parent company to GVC.
Golden Vertex Corp.	"GVC"	United States	100%	Gold production. Holds mineral interest in the USA, the Moss Mine.